TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2014
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Schedule of Transactions with TAT Industries	Transactions with TAT Industries LTD. (“TAT Industries”):
Schedule of Balances with Related Parties	Balances with related parties:
Schedule of Transactions with Related Parties
	Year ended December 31,
	2014	2013	2012

Management fees to shareholders (see item e below)	$-	$-	$359